Estimated Fair Value of Share Options on Grant Date Using Binomial-Lattice Model (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Option, Quantitative Disclosures [Line Items]
Risk-free interest rate, minimum		0.25%
Risk-free interest rate	3.33%
Risk-free interest rate, maximum		3.31%
Expected dividend yield	0.00%	0.00%
Expected volatility	80.00%	80.00%
Sub-optimal early exercise factor	2.5
Fair value of ordinary shares	$ 1.71
Minimum
Fair Value, Option, Quantitative Disclosures [Line Items]
Sub-optimal early exercise factor		3.0
Fair value of ordinary shares		1.39
Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Sub-optimal early exercise factor		4.0
Fair value of ordinary shares		2.49